SCHEDULE OF ANTI DILUTIVE SECURITIES EXCLUDED FROM CALCULATION (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Total	17,825,001
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Total	55,581,877	79,213,687
Ensysce Biosciences, Inc [Member] | Stock Options [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Total	55,281,877	78,976,701
Ensysce Biosciences, Inc [Member] | Warrant [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Total	300,000	236,986